Nature of Operations	12 Months Ended
Dec. 31, 2018
Nature of Operations [Abstract]
Nature of Operations

NOTE 1 - NATURE OF OPERATIONS

Norwood Financial Corp (Company) is a one bank holding company. Wayne Bank (Bank) is a wholly-owned subsidiary of the Company. The Bank is a state-chartered bank headquartered in Honesdale, Pennsylvania. The Company derives substantially all of its income from bank-related services which include interest earnings on commercial mortgages, residential real estate mortgages, commercial and consumer loans, as well as interest earnings on investment securities and fees from deposit services to its customers. The Company is subject to regulation and supervision by the Federal Reserve Board while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking and Securities.

Revenue Recognition

Effective January 1, 2018, the Company adopted ASU 2014-09 Revenue from Contracts with Customers – Topic 606 and all subsequent ASCs that modified ASC 606.  The Company has elected to apply the standard utilizing the modified retrospective approach with a cumulative effect of adoption for the impact from uncompleted contracts as the date of adoption.  The implementation of the new standard had no material impact to the measurement or recognition of revenue of prior periods.

Management determined that the primary sources of revenue emanating from interest income on loans and investments along with noninterest revenue resulting from investment security gains, loan servicing, gains on the sale of loans, commitment fees, and fees from financial guarantees are not within the scope of ASC 606.  As a result, no changes were made during the period related to these sources of revenue.

The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the year ended December 31, 2018:

(dollars in thousands)	2018
Noninterest Income
In-scope of Topic 606:
Service charges on deposit accounts	$263
ATM Fees	398
Overdraft Fees	1,505
Safe deposit box rental	96
Loan related service fees	515
Debit card	1,330
Fiduciary activities	589
Commissions on mutual funds & annuities	185
Other income	782
Noninterest Income (in-scope of Topic 606)	5,663
Out-of-scope of Topic 606:
Net realized gains on sales of securities	213
Loan servicing fees	48
Gain on sales of loans	15
Earnings on and proceeds from bank-owned life insurance	1,126
Noninterest Income (out-of-scope of Topic 606)	1,402
Total Noninterest Income	$7,065